Share Capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share Capital
23. Share Capital
Authorized

Unlimited	Common shares, with no par value
Unlimited	Preferred shares issuable in series, with attributes designated by the board of directors
Common shares
On November 8, 2019, the Company received approval from the TSX to renew its Normal Course Issuer Bid (NCIB), enabling it to purchase up to 5,559,313 common shares during the period November 14, 2019, to November 13, 2020. In addition, the Company has an Automatic Share Purchase Plan (ASPP) with a broker that allows the purchase of common shares for cancellation under the NCIB at any time during predetermined trading blackout periods. Such purchases are determined by the broker in its sole discretion based on parameters established by the Company under the ASPP. As at December 31, 2019 and December 31, 2018, no liability was recorded in the Company’s consolidated statements of financial position in connection with the ASPP.
During 2019, 1,400,713 common shares (2018 – 2,470,560) were repurchased for cancellation pursuant to the NCIB at a cost of $43.2 (2018 – $76.7). Of this amount, $10.9 and $0.3 (2018 – $19.1 and $0.5) reduced share capital and contributed surplus, and $32.0 (2018 – $57.1) was charged to retained earnings.
During 2019, the Company recognized a share-based compensation expense of $18.1 (2018 – $5.3) in administrative and marketing expenses in the consolidated statements of income. Of the amount expensed, $3.4 (2018 – $5.6) related to the amortization of the fair value of options granted and $14.7 (2018 – recovery of $0.3) related to the cash-settled share-based compensation (RSUs, DSUs, and PSUs).
Dividends
Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors.
The table below describes the dividends declared and recorded in the consolidated financial statements in 2019.

			Dividend per Share	Paid
Date Declared	Record Date	Payment Date	$	$
February 27, 2019	March 29, 2019	April 15, 2019	0.1450	16.2
May 9, 2019	June 28, 2019	July 15, 2019	0.1450	16.2
August 7, 2019	September 30, 2019	October 15, 2019	0.1450	16.2
November 6, 2019	December 30, 2019	January 15, 2020	0.1450	-
At December 31, 2019, trade and other payables included $16.1 (2018 – $15.4) related to the dividends declared on November 8, 2019.
Share-based payment transactions
The Company has a long-term incentive program that uses share options, RSUs, and PSUs. The Company also has a DSU plan for the board of directors.

a) Share options

	For the year ended		For the year ended
	December 31		December 31
	2019		2018
		Weighted Average		Weighted Average
		Exercise Price		Exercise Price
	Shares	per Share	Shares	per Share
	#	$	#	$

Share options, beginning of the year	4,987,542	31.11	4,426,237	29.84
Granted	-	-	1,112,779	32.98
Exercised	(753,583)	25.09	(338,989)	20.40
Forfeited	(182,879)	32.41	(212,485)	31.49

Share options, end of the year	4,051,080	32.17	4,987,542	31.11
The options held by officers and employees at December 31, 2019, were as follows:

Options Outstanding				Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Exercise		Average	Exercise
Range of Exercise		Remaining	Price per	Shares	Remaining	Price per
Prices per Share	Outstanding	Contractual	Share	Exercisable	Contractual	Share
$	#	Life in Years	$	#	Life in Years	$

20.88	107,168	0.16	20.88	107,168	0.16	20.88
31.75 – 32.98	3,943,912	2.24	32.48	2,916,710	1.96	32.45

20.88 – 32.98	4,051,080	2.18	32.17	3,023,878	1.89	32.04
These options expire on dates between February 26, 2020 and May 15, 2023.
The fair value of options granted was determined at the date of grant using the Black-Scholes option-pricing model. The model was developed to use when estimating the fair value of traded options that have no vesting restrictions and are fully transferable.
In 2019, the Company granted no (2018 – 1,112,779) share options. The estimated fair value of options granted in 2018 was $5.73 per option and was determined using the weighted average assumptions indicated below:

2018

Volatility in the price of the Company’s shares (%)	24.12
Risk-free interest rate (%)	2.10
Expected hold period to exercise (years)	3.50
Dividend yield (%)	1.668
Exercise price ($)	32.98
The expected volatility was based on the historical volatility of the Company’s shares over a period commensurate with the expected hold period of the share options. The risk-free interest rate for the expected hold period of the options was based on the yield available on government bonds, with an approximate equivalent remaining term at the time of the grant. Historical data was used to estimate the expected hold period before exercising the options. The options have a contractual life of five years.

A summary of the status of the Company’s
non-vested
options for the year ended December 31, 2019, is as follows:

	Number of Shares Subject to Option	Weighted Average Grant Date Fair Value per Share
	#	$
Non-vested share options, beginning of the year	2,079,153	5.53
Vested	(997,936)	5.37
Forfeited	(54,015)	5.60

Non-vested share options, end of the year	1,027,202	5.69
b) Cash-settled share-based payments
A summary of the Company’s RSUs, PSUs, and DSUs for 2019, is as follows:

	December 31, 2019			December 31, 2018
	RSUs	PSUs	DSUs	PSUs	DSUs
	#	#	#	#	#

Units, beginning of year	-	744,081	306,459	686,250	438,969
Granted	166,963	379,289	44,806	280,884	46,356
Paid	-	(198,815)	(75,315)	(193,385)	(178,866)
Forfeited	(2,259)	(48,816)	-	(29,668)	-

Units, end of the year	164,704	875,739	275,950	744,081	306,459

Units vested, end of the year	-	-	275,950	-	306,459
Restricted share units
During 2019, the Company granted 164,719 RSUs to officers and employees at a fair value of $5.3, based on the trading price of the Company’s common shares at the grant date. These units are adjusted for dividends as they arise, based on the number of units held on the record date. These units vest upon completing a three-year service condition that starts after the grant date and are adjusted for dividends as they arise, based on the number of units held on the record date. For units that vest, unit holders will receive cash payments based on the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.
At December 31, 2019, the obligations accrued for RSUs were $1.1 (2018 - nil) included in other liabilities (note 20).
Performance share units
Under the Company’s long-term incentive program, certain members of the senior leadership team may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. PSUs vest upon completing a three-year service condition that starts on the grant date. The number of units that vest is subject to a percentage that can range from 0% to 200%, depending on achieving three-year performance and market objectives as described below. For units that vest, unit holders receive a cash payment based on the closing market price of the Company’s common shares on the third anniversary date of issue.
For PSUs granted in 2018 onward, the cash payment is based on the volume weighted average of the closing market price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts. The performance objectives for these units include achieving a range of net income growth and return on equity targets with equal weighting. The fair value of these units is expensed over their three-year vesting period.
For the PSUs granted in 2019, the Company amended its PSU agreement by increasing the weighting of the return on equity target to 60% and by replacing the net income growth with a market objective of total shareholder return relative to the Company’s peer group for a 40% weighting.

During the year ended December 31, 2019, 378,049 PSUs (December 31, 2018 - 280,884) were granted at a fair value of $11.6 (December 31, 2018 - $8.9). At December 31, 2019, the obligations accrued for PSUs were $11.1 (2018 – $3.6) included in other liabilities (note 20).
Deferred share units
The directors of the board receive DSUs and annually elect to receive an additional fixed value compensation in the form of either DSUs or cash payment, less withholding amounts, to purchase common shares. A DSU is equal to one common share. These units vest on their grant date and are paid in cash to the directors of the board on their death or retirement. They are valued at the volume weighted average of the closing market price of the Company’s common shares for the last 10 trading days of the month of death or retirement. These units are recorded at fair value. DSUs are adjusted for dividends as they arise, based on the number of units outstanding on the record date.
During the year ended December 31, 2019, 44,772 DSUs (December 31, 2018 – 46,356) were granted at a fair value of $1.2 (December 31, 2018 – $1.4), based on the closing market price of the Company’s common shares at the grant date. At December 31, 2019, the outstanding and vested DSUs had a fair value of $10.2 (2018 – $9.0) included in other liabilities (note 20).